RARE Global Infrastructure Value Fund
RARE GLOBAL INFRASTRUCTURE VALUE FUND
Investment objective
The fund seeks to provide capital appreciation and income.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 50 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - RARE Global Infrastructure Value Fund - USD ($)		Class A		Class A2		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	[1]	5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[2]	none	[3]	none	[3]	1.00%	none	none	none	none
Small account fee ($)	[4]	$ 15		$ 15		$ 15	none	none	none	none
[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RARE Global Infrastructure Value Fund		Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	0.25%	1.00%	0.25%	0.50%	none	none
Other expenses	[1]	3.97%	4.17%	3.97%	3.97%	3.97%	3.87%	3.77%
Total annual fund operating expenses		5.12%	5.32%	5.87%	5.12%	5.37%	4.77%	4.67%
Fees waived and/or expenses reimbursed	[2]	(3.62%)	(3.62%)	(3.62%)	(3.62%)	(3.62%)	(3.62%)	(3.62%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.50%	1.70%	2.25%	1.50%	1.75%	1.15%	1.05%
[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.50% for Class A shares, 1.70% for Class A2 shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 1.15% for Class I shares and 1.05% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual operating expenses for Class IS shares will not exceed the ratio of total annual operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - RARE Global Infrastructure Value Fund - USD ($)	1 year	3 years
Class A	719	1,717
Class A2	738	1,770
Class C	328	1,424
Class FI	153	1,212
Class R	178	1,282
Class I	117	1,110
Class IS	107	1,081

Number of years you own your shares ($)
Expense Example, No Redemption - RARE Global Infrastructure Value Fund - USD ($)	1 year	3 years
Class A	719	1,717
Class A2	738	1,770
Class C	228	1,424
Class FI	153	1,212
Class R	178	1,282
Class I	117	1,110
Class IS	107	1,081

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. While the fund is newly offered and does not have a turnover rate to report for the most recent fiscal year, it does expect to trade actively, meaning that it may have a higher turnover rate.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in securities issued by companies that are engaged in the infrastructure business and other investments with similar economic characteristics.

The subadviser considers companies to be engaged in the infrastructure business if at least 50% or more of their assets, income, sales or profits are committed to, derived from or related to, the construction, renovation, ownership, development, financing, management or operation of infrastructure assets or the provision of raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets include physical structures, networks, developments and projects that communities and economies require to function and grow, including transportation-related infrastructure (airports, roads, railroads, and ports), energy-related infrastructure (gas pipelines, alternative energy and electrical plants), water and sewage infrastructure, communications infrastructure (fiber, copper, wireless and cable networks, broadcast towers and satellites), and social services-related infrastructure (hospitals, healthcare facilities, educational facilities, prisons, sports and entertainment facilities and stadiums) and other resources and services necessary for the construction and maintenance of infrastructure assets. The fund concentrates its investments in companies that are engaged in the infrastructure business.

The fund invests primarily in equity and equity-related securities of exchange-traded infrastructure companies, which may include common stocks, preferred stocks, convertible stocks and other securities convertible into equity securities, publicly-traded units of master limited partnerships (MLPs), and securities of other investment companies, exchange traded funds (ETFs) and real estate investment trusts (REITs).

The fund may invest in companies of any size and market capitalization, including small and mid-capitalization companies. These issuers may be newer or less-seasoned companies, including companies making initial public offerings (IPOs). The fund’s portfolio is expected to be highly concentrated, with approximately 30-60 holdings. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The fund may seek investment opportunities in any foreign country and may invest a significant portion of its assets in foreign securities (up to 80% of its assets). Under normal market conditions the fund will invest in or have exposure to securities of companies located in at least three foreign countries. The fund may invest up to 25% of its assets in securities of companies located in countries with developing or emerging markets. The fund considers an investment to be tied economically to a country if the issuer: (i) has a class of its securities whose principal securities market is in the country; (ii) is organized under the laws of, or has a principal office in, a country, (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the country, or (iv) maintains 50% or more if its assets in the country.

The fund may engage in forward foreign currency contracts and may use derivatives such as options and futures contracts to hedge investments or to gain exposure to the market for the underlying investments. Derivative instruments are taken into account when determining compliance with the fund’s 80% policy. It is not anticipated that the fund will hedge currency exposure to non-US dollar denominated investments, but the subadviser reserves the right to do so.

The subadviser uses various quantitative and qualitative measures to analyze global equity securities. The subadviser applies a proprietary screening methodology to develop an investment universe of securities of companies that are engaged in the infrastructure business. This process focuses on identifying companies with long term cash flows from regulatory and/or contractual frameworks and where cash flows are believed to be relatively sustainable. The subadviser also focuses on companies that it believes are attractively valued relative to other companies in the same industry or market. The subadviser may sell a portfolio holding if the anticipated return falls below predetermined required return bands that prompt a review of the portfolio position.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Infrastructure sector risk. Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. In particular, companies that are engaged in the infrastructure business can be affected by changing energy and commodity prices, changes in the cost of providing energy, utilities, or other infrastructure services, increased government regulation and oversight, government budgetary constraints, environmental conservation efforts, litigation, negative publicity and perception, increased tariffs, changes in tax laws, and changes in macroeconomic factors such as interest rate fluctuations or GDP growth. Companies that are engaged in the infrastructure business may also operate facilities that are negatively affected by terrorist attacks, strikes and social unrest, natural disasters, environmental damage and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of such facilities.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Because the fund may not hedge its foreign currency exposure, the strength or weakness of the U.S. dollar against certain foreign currencies may negatively affect the fund’s investment performance more so than another fund that hedges its foreign currency exposure.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those than a diversified fund.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were treated as a corporation for federal income tax purposes, the MLP may incur significant federal and state tax liability, which could cause a reduction in the value of the fund’s shares. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

REIT risk. The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. The fund, like many value funds, weights its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio management risk. The value of your investment may decrease if a subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus. The fund will make updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.